Share Capital and Share-based Payments - Disclosure of DSUs activity (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Issued in Leagold Acquisition (in shares)	2,813,747	5,728,647
DSUs
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments Explanatory [Line Items]
Outstanding - beginning balance (in shares)	125,437	0
Issued in Leagold Acquisition (in shares)		319,286
Granted (in shares)	51,046	8,266
Redeemed (in shares)		(202,115)
Outstanding - ending balance (in shares)	176,483	125,437